Short-Term and Long-Term Borrowings (Details) - Schedule of Short-term Borrowings	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Schedule of Short-term Borrowings [Line Items]
Short-term borrowings, Amount	$ 11,888,662	$ 4,442,870	¥ 84,570,000
Agricultural Bank [Member]
Schedule of Short-term Borrowings [Line Items]
Short-term borrowings, Amount	$ 984,044		¥ 7,000,000
Short-term borrowings, Issuance Date	Nov. 12, 2021
Short-term borrowings, Expiration Date	Nov. 11, 2022
Short-term borrowings, Interest	4.35%		4.35%
Agricultural Bank [Member]
Schedule of Short-term Borrowings [Line Items]
Short-term borrowings, Amount	$ 1,404,372		¥ 9,990,000
Short-term borrowings, Issuance Date	Nov. 23, 2021
Short-term borrowings, Expiration Date	Nov. 22, 2022
Short-term borrowings, Interest	4.35%		4.35%
Agricultural Bank [Member]
Schedule of Short-term Borrowings [Line Items]
Short-term borrowings, Amount	$ 1,335,489		¥ 9,500,000
Short-term borrowings, Issuance Date	Dec. 01, 2021
Short-term borrowings, Expiration Date	Nov. 25, 2022
Short-term borrowings, Interest	4.35%		4.35%
Agricultural Bank [Member]
Schedule of Short-term Borrowings [Line Items]
Short-term borrowings, Amount	$ 801,293		¥ 5,700,000
Short-term borrowings, Issuance Date	Dec. 23, 2021
Short-term borrowings, Expiration Date	Dec. 22, 2022
Short-term borrowings, Interest	4.30%		4.30%
Agricultural Bank [Member]
Schedule of Short-term Borrowings [Line Items]
Short-term borrowings, Amount	$ 1,404,372		¥ 9,990,000
Short-term borrowings, Issuance Date	Dec. 29, 2021
Short-term borrowings, Expiration Date	Dec. 10, 2022
Short-term borrowings, Interest	4.35%		4.35%
Agricultural Bank [Member]
Schedule of Short-term Borrowings [Line Items]
Short-term borrowings, Amount	$ 702,889		¥ 5,000,000
Short-term borrowings, Issuance Date	Jan. 06, 2022
Short-term borrowings, Expiration Date	Jan. 04, 2023
Short-term borrowings, Interest	4.35%		4.35%
Agricultural Bank [Member]
Schedule of Short-term Borrowings [Line Items]
Short-term borrowings, Amount	$ 1,180,853		¥ 8,400,000
Short-term borrowings, Issuance Date	Mar. 07, 2022
Short-term borrowings, Expiration Date	Mar. 02, 2023
Short-term borrowings, Interest	4.35%		4.35%
Agricultural Bank [Member]
Schedule of Short-term Borrowings [Line Items]
Short-term borrowings, Amount	$ 1,404,372		¥ 9,990,000
Short-term borrowings, Issuance Date	Aug. 05, 2022
Short-term borrowings, Expiration Date	Aug. 03, 2023
Short-term borrowings, Interest	4.30%		4.30%
Hua Xia Bank [Member]
Schedule of Short-term Borrowings [Line Items]
Short-term borrowings, Amount	$ 70,289		¥ 500,000
Short-term borrowings, Issuance Date	Jan. 28, 2022
Short-term borrowings, Expiration Date	Jan. 15, 2023
Short-term borrowings, Interest	4.65%		4.65%
Hua Xia Bank [Member]
Schedule of Short-term Borrowings [Line Items]
Short-term borrowings, Amount	$ 1,265,200		¥ 9,000,000
Short-term borrowings, Issuance Date	Apr. 26, 2022
Short-term borrowings, Expiration Date	Apr. 15, 2023
Short-term borrowings, Interest	4.65%		4.65%
Hua Xia Bank [Member]
Schedule of Short-term Borrowings [Line Items]
Short-term borrowings, Amount	$ 1,335,489		¥ 9,500,000
Short-term borrowings, Issuance Date	May 24, 2022
Short-term borrowings, Expiration Date	May 11, 2023
Short-term borrowings, Interest	4.65%		4.65%